Notes Payable - MAXIM Note Payable - Additional Information (Details) - USD ($) $ in Thousands			12 Months Ended
	Mar. 15, 2023	Oct. 28, 2022	Dec. 31, 2022
Notes Payable LineItems
Debt instrument, interest rate			3.75%
Note payable, balance due			$ 8,830
Maxim Note [Member]
Notes Payable LineItems
Professional fees		$ 4,182
Line of credit facility, expiration date		Oct. 30, 2023
Percentage of the gross cash proceeds received from any future debt		25.00%
Limit of gross cash proceeds exempt from repayment		$ 500
Note payable, balance due			4,167
Interest expense			$ 51
Maxim Note [Member] | Subsequent Event [Member]
Notes Payable LineItems
Line of credit facility, expiration date	Jun. 15, 2024
Maxim Note [Member] | LMAO [Member]
Notes Payable LineItems
Professional fees		2,209
Maxim note payable		$ 1,973
Maxim Note [Member] | Maximum [Member]
Notes Payable LineItems
Debt instrument, interest rate		7.00%
Maxim Note [Member] | Minimum [Member]
Notes Payable LineItems
Debt instrument, interest rate		15.00%